Leases (Details 2) - Operating Leases Farmlands [Member] - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 7,229	$ 12,694	$ 9,578
No later than 1 year [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	2,574	3,477	2,735
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	4,655	9,217	6,740
More Than Five 5 [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 0	$ 0	$ 103